Segment Information - Reconciliation of Operating Segment Income (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Segment Reporting Information [Line Items]
Operating segment Adjusted EBITDA	$ 57,895	$ 53,810	$ 263,139	$ 186,270	$ 146,214
Unallocated expenses	(8,004)	(5,757)	(28,137)	(22,320)	(19,617)
Depreciation and amortization	(13,628)	(13,493)	(55,017)	(59,465)	(58,695)
Interest expense, net	(9,830)	(9,881)	(41,798)	(44,809)	(44,266)
Gain on extinguishment of debt	(9,805)	0	1,661	0	(43,667)
Restructuring & impairments	(389)	(1,294)	(4,096)	(32,703)	(46,687)
Net periodic pension benefit cost	0	(110)	(441)	(578)	(1,368)
Stock-based compensation	(2,720)	(2,045)	(21,127)	(13,523)	(8,398)
ABF product liability impact	0	(212)	(850)	216	(2,841)
Legal settlements			(1,382)	0	0
Consulting fees	0	(875)	(15,425)	(3,500)	(4,854)
Transaction costs	(1,560)	(655)	(7,832)	(6,039)	(5,049)
Other	10,930	(5,507)	(1,103)	(14,305)	(12,656)
Impact of Fence and Sprinkler exit	0	(811)	(811)	2,885	(5,003)
Income (loss) before income taxes	22,889	13,170	86,781	(7,871)	(106,887)
Electrical Raceway
Segment Reporting Information [Line Items]
Operating segment Adjusted EBITDA	40,318	34,433	174,588	106,717	86,273
Mechanical Products & Solutions
Segment Reporting Information [Line Items]
Operating segment Adjusted EBITDA	$ 17,577	$ 19,377	$ 88,551	$ 79,553	$ 59,941